Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000233024
Shareholder Report [Line Items]
Fund Name	INQQ The India Internet ETF
Class Name	INQQ The India Internet ETF
Trading Symbol	INQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about INQQ The India Internet ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://inqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://inqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
INQQ The India Internet ETF	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	INQQ The India Internet ETF (NAV) - $9967	INQQ The India Internet Index - $10828	MSCI India Index - $13629
Apr/22	$10000	$10000	$10000
Aug/22	$7830	$7859	$9542
Aug/23	$7750	$7936	$9715
Aug/24	$9967	$10828	$13629

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 45,960,644
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 226,627
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,960,644	25	$226,627	32%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	5.1%
Energy	7.3%
Communication Services	12.1%
Information Technology	17.5%
Consumer Discretionary	23.3%
Financials	36.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://inqqetf.com/materials/